Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Shares of Stock and Unit Awards
Restricted Stock and Unit Awards
A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2025		2024		2023
Year Ended December 31	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at beginning of period	9,241,387	$44.45	8,316,571	$48.42	6,880,826	$52.59
Granted	5,815,879	46.25	6,107,976	42.12	5,565,634	45.87
Vested	(5,272,319)	47.05	(4,680,480)	48.52	(3,872,874)	52.05
Cancelled	(507,322)	44.48	(502,680)	44.06	(257,015)	50.00
Outstanding at end of period	9,277,625	$44.10	9,241,387	$44.45	8,316,571	$48.42